Income taxes - Non Capital Losses Carry Forwards (Detail) CAD in Thousands	Dec. 31, 2015 CAD
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	CAD 967,499
Expires 2016
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	0
2017 and onwards
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	CAD 967,499